SCHEDULE OF FAIR VALUE OF WARRANTS USING BLACK-SCHOLES VALUATION MODEL (Details)	Jun. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares	Apr. 03, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to maturity			5 years
Fair Value, Inputs, Level 2 [Member] | Measurement Input, Exercise Price [Member] | Series A Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	1,000	1,000
Fair Value, Inputs, Level 2 [Member] | Measurement Input, Exercise Price [Member] | Series B Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	1,000	1,000
Fair Value, Inputs, Level 2 [Member] | Measurement Input, Exercise Price [Member] | Series A-B Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	1,250	1,250
Fair Value, Inputs, Level 2 [Member] | Measurement Input, Exercise Price [Member] | Series C Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	400	400
Fair Value, Inputs, Level 2 [Member] | Measurement Input, Share Price [Member] | Series A Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	8.24	31.70
Fair Value, Inputs, Level 2 [Member] | Measurement Input, Share Price [Member] | Series B Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	8.24	31.70
Fair Value, Inputs, Level 2 [Member] | Measurement Input, Share Price [Member] | Series A-B Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	8.24	31.70
Fair Value, Inputs, Level 2 [Member] | Measurement Input, Share Price [Member] | Series C Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	8.24	31.70
Fair Value, Inputs, Level 2 [Member] | Measurement Input, Maturity [Member] | Series A Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to maturity	3 years 10 months 24 days	4 years 4 months 24 days
Fair Value, Inputs, Level 2 [Member] | Measurement Input, Maturity [Member] | Series B Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to maturity	10 months 24 days	1 year 4 months 24 days
Fair Value, Inputs, Level 2 [Member] | Measurement Input, Maturity [Member] | Series A-B Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to maturity	3 years 10 months 24 days	4 years 4 months 24 days
Fair Value, Inputs, Level 2 [Member] | Measurement Input, Maturity [Member] | Series C Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to maturity	3 years 8 months 26 days	4 years 2 months 12 days
Fair Value, Inputs, Level 2 [Member] | Measurement Input, Price Volatility [Member] | Series A Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	90	90
Fair Value, Inputs, Level 2 [Member] | Measurement Input, Price Volatility [Member] | Series B Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	90	90
Fair Value, Inputs, Level 2 [Member] | Measurement Input, Price Volatility [Member] | Series A-B Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	90	90
Fair Value, Inputs, Level 2 [Member] | Measurement Input, Price Volatility [Member] | Series C Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	90	90
Fair Value, Inputs, Level 2 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Series A Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	3.90	4.0
Fair Value, Inputs, Level 2 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Series B Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	4.3	4.0
Fair Value, Inputs, Level 2 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Series A-B Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	3.9	4.0
Fair Value, Inputs, Level 2 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Series C Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input	4.49	4.0
Fair Value, Inputs, Level 2 [Member] | Measurement Input Dividend Yield [Member] | Series A Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input
Fair Value, Inputs, Level 2 [Member] | Measurement Input Dividend Yield [Member] | Series B Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input
Fair Value, Inputs, Level 2 [Member] | Measurement Input Dividend Yield [Member] | Series A-B Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input
Fair Value, Inputs, Level 2 [Member] | Measurement Input Dividend Yield [Member] | Series C Placement Agent Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input